UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Brian Vrabel

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3842

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

March 31, 2017

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (A) — 93.5%

CANADA — 4.1%
Callidus ABL Corporation CLO, Ser 2016-1A, Cl A
3.990%, 12/07/21	$48,972,238	$48,972,238
Callidus ABL Corporation CLO, Ser 2016-1A, Cl B
5.430%, 12/07/21	11,500,000	11,500,000
Callidus ABL Corporation CLO, Ser 2016-1A, Cl C
6.790%, 12/07/21	7,000,000	7,000,000
Callidus ABL Corporation CLO, Ser 2016-1A, Cl D
9.290%, 12/07/21	5,250,000	5,250,000

		72,722,238

CAYMAN ISLANDS — 5.8%
Benefit Street Partners CLO IV
07/20/26 (B)(C)	21,676,000	15,498,340
Benefit Street Partners CLO VIII (B)(C)	36,680,000	30,627,800
Benefit Street Partners CLO IX (B)(C)	20,640,000	18,369,600
Benefit Street Partners CLO XII (B)(C)	8,000,000	8,168,000
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl D
6.109%, 03/31/27 (B)(D)	2,000,000	1,926,400
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl F
7.859%, 03/31/27 (B)(D)	8,300,000	7,615,250
Freidbergmilstein Private Capital Fund
01/15/19 (B)(C)	1,000,000	–
Peaks CLO, Ser 2014-1A, Cl D
5.523%, 06/15/26 (B)(D)	1,673,000	1,614,445
Venture CDO
04/20/29 (B)(C)	11,620,000	10,516,100
Venture CDO, Ser 2012-11A, Cl SUB
11/14/22 (B)	14,700,000	7,497,000

		101,832,935

IRELAND — 75.9%
ABPCI Direct Lending Fund CLO I, Ser 2016-1A, Cl B
7.297%, 12/22/28 (B)(D)	15,850,000	15,453,750
Arch Street CLO, Ser 2016-2A, Cl E
7.972%, 10/20/28 (B)(D)	17,000,000	16,998,844
Arrowpoint CLO, Ser 2014-2A, Cl F
6.620%, 03/12/26 (B)(D)	4,000,000	3,546,400
Arrowpoint CLO, Ser 2014-2A, Cl SUB
03/12/26 (B)(C)	11,000,000	5,610,000
Arrowpoint CLO, Ser 2016-5A, Cl E
7.973%, 07/15/28 (B)(D)	10,900,000	10,801,682
B&M CLO, Ser 2014-1A, Cl B
3.823%, 04/16/26 (B)(D)	12,000,000	12,006,600
B&M CLO, Ser 2014-1A, Cl C
4.773%, 04/16/26 (B)(D)	10,000,000	9,947,470
B&M CLO, Ser 2014-1A, Cl D
5.773%, 04/16/26 (B)(D)	5,417,000	5,069,808
B&M CLO, Ser 2014-1A, Cl E
6.773%, 04/16/26 (B)(D)	5,250,000	4,481,027
Battalion CLO III, Ser 2012-3A, Cl SUB
01/18/25 (B)(C)	39,200,000	17,518,480
Battalion CLO IV, Ser 2013-4A, Cl SUB
10/22/25 (B)(C)	31,800,000	11,130,000
Battalion CLO V, Ser 2014-5A, Cl E
6.523%, 04/17/26 (B)(D)	11,000,000	9,020,000
Battalion CLO V, Ser 2014-5A, Cl SUB
04/17/26 (B)(C)	33,031,000	11,560,850
Battalion CLO VII, Ser 2014-7A, Cl SUB
10/17/26 (B)(C)	11,375,000	5,687,500

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited) (continued)

March 31, 2017

Description	Par Value	Fair Value
Battalion CLO VIII, Ser 2015-8A, Cl SUB
04/18/27 (B)(C)	$25,125,000	$17,713,125
Battalion CLO X, Ser 2016-10A, Cl SUB
01/24/29 (B)(C)	25,270,000	21,984,900
Battalion CLO XI (C)	14,035,000	14,035,000
Benefit Street Partners CLO, Ser 2012-IA, Cl DR
7.523%, 10/15/25 (B)(D)	9,444,000	9,445,511
Benefit Street Partners CLO, Ser 2012-IA, Cl SUB
10/15/23 (B)(C)	8,650,000	5,882,000
Benefit Street Partners CLO, Ser 2014-VIA
8.246%, 01/20/29	5,250,000	5,289,375
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
04/18/27 (C)	36,203,000	28,600,370
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
07/18/27 (C)	36,750,000	29,388,975
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/24 (B)(C)	23,450,000	16,649,500
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
01/20/26 (B)(C)	21,904,000	12,266,240
Benefit Street Partners CLO V
10/20/26 (B)(C)	19,200,000	12,840,000
Benefit Street Partners CLO X
01/15/29 (C)	35,364,000	31,827,600
Benefit Street Partners CLO X, Ser 2016-10A, Cl C
4.443%, 01/15/29 (B)(D)	4,000,000	4,010,000
Carlyle Global Market Strategies CLO, Ser 2012-1A, Cl SUB
04/20/22 (B)(C)	1,400,000	316,960
Carlyle Global Market Strategies CLO, Ser 2014-3A, Cl SUB
07/27/26 (B)(C)	16,100,000	12,424,370
Cathedral Lake CLO, Ser 2015-3A, Cl E
8.572%, 01/15/26 (B)(D)	8,250,000	8,270,625
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)	13,125,000	11,287,500
Cerberus Loan Funding XVI, Ser 2016-2A, Cl E
7.886%, 11/17/27 (B)(D)	10,500,000	10,555,650
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E
7.910%, 04/15/27 (B)(D)	18,000,000	17,637,120
Cerberus Onshore II CLO, Ser 2016-1A, Cl A1T
3.173%, 09/07/26 (B)(D)	8,000,000	8,054,400
Cerberus Onshore II CLO, Ser 2016-1A, Cl E
8.223%, 09/07/26 (B)(D)	12,500,000	12,406,250
CIFC Funding, Ser 2012-2A, Cl SUB
12/05/24 (B)(C)	11,899,000	6,901,420
CVP Cascade CLO, Ser 2014-2A, Cl D
5.824%, 07/18/26 (B)(D)	2,462,000	2,187,251
CVP Cascade CLO, Ser 2014-2A, Cl E
6.824%, 07/18/26 (B)(D)	8,000,000	6,722,456
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
8.230%, 01/20/27 (B)(D)	9,000,000	8,231,940
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl A1T
2.959%, 09/29/27 (B)(D)	2,000,000	2,003,400
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl D
8.339%, 09/29/27 (B)(D)	19,050,000	17,954,625
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl SUB
09/29/27 (B)(C)	34,362,000	24,874,652
Figueroa CLO, Ser 2013-1
03/21/24 (C)	17,500,000	7,598,500
Figueroa CLO, Ser 2013-2
12/18/25 (B)(C)	13,070,000	7,048,651
Fortress Credit Funding, Ser 2012-5A
5.889%, 08/15/22	10,000,000	9,733,000
Fortress Credit Funding, Ser 2012-5I, Cl E
7.289%, 08/15/22 (D)	19,800,000	20,132,640

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited) (continued)

March 31, 2017

Description	Par Value	Fair Value
Fortress Credit Funding, Ser 2012-6A
7.289%, 08/15/22	$8,415,000	$7,978,262
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl D
5.510%, 10/15/26 (B)(D)	4,000,000	4,000,000
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl F
7.760%, 10/15/26 (B)(D)	9,000,000	8,735,400
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl DR
5.250%, 04/28/26 (B)(D)	9,000,000	9,000,000
Garrison Funding, Ser 2016-2A, Cl A1T
3.257%, 09/29/27 (B)(D)	18,252,000	18,325,008
Garrison Funding, Ser 2016-2A, Cl C
7.057%, 09/29/27	10,598,000	10,624,495
Golub Capital Partners CLO, Ser 2015-23A, Cl E
6.784%, 05/05/27 (B)(D)	3,300,000	3,228,456
Great Lakes CLO, Ser 2012-1A, Cl E
6.523%, 01/15/23 (B)(D)	12,897,000	12,252,150
Great Lakes CLO, Ser 2012-1A, Cl SUB
01/15/23 (B)(C)	21,336,000	14,081,760
Great Lakes CLO, Ser 2014-1A, Cl F
7.023%, 04/15/25 (B)(D)	7,750,000	5,618,750
Great Lakes CLO, Ser 2014-1A, Cl SUB
04/15/25 (B)(C)	24,200,000	16,456,000
Great Lakes CLO, Ser 2015-1, Cl SUB
07/15/26 (B)(C)	22,855,000	16,272,760
Great Lakes CLO, Ser 2015-1A, Cl E
7.723%, 07/15/26 (B)(D)	15,750,000	14,568,750
Great Lakes CLO, Ser 2015-1A, Cl F
8.523%, 07/15/26 (B)(D)	7,175,000	5,381,250
ICE Global Credit CLO, Ser 2012-1A, Cl C
5.740%, 04/04/23 (B)(D)	6,000,000	5,799,000
ICE Global Credit CLO, Ser 2012-1A, Cl E
9.990%, 04/04/23 (B)(D)	13,500,000	12,150,000
ICE Global Credit CLO, Ser 2013-1A, Cl A1
2.780%, 04/20/24 (B)(D)	10,000,000	9,950,000
ICE Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (B)	34,500,000	33,810,000
ICE Global Credit CLO, Ser 2013-1A, Cl B2
3.580%, 04/20/24 (B)(D)	10,000,000	9,300,000
ICE Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (B)	24,500,000	22,846,250
ICE Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (B)	15,000,000	12,150,000
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	3,875,000
Ivy Hill Middle Market Credit Fund VII, Ser 7A, Cl SUB
10/20/25 (B)(C)	24,552,000	19,027,800
Jamestown CLO I, Ser 2016-1A, Cl DR
9.434%, 11/01/26 (B)(D)	8,000,000	8,012,480
JFIN CLO 2017, Ser 2017-1A, Cl C
3.654%, 04/24/29 (B)(D)	3,265,000	3,269,081
JFIN CLO 2017, Ser 2017-1A, Cl D
4.454%, 04/24/29 (B)(D)	5,485,000	5,375,300
JFIN CLO 2017, Ser 2017-1A, Cl E
7.204%, 04/24/29 (B)(D)	10,500,000	10,080,000
JFIN MM CLO, Ser 2014-1A, Cl C
3.690%, 04/20/25 (B)(D)	2,187,500	2,165,625
JFIN MM CLO, Ser 2014-1A, Cl D
4.380%, 04/20/25 (B)(D)	14,990,000	14,615,250
JFIN MM CLO, Ser 2014-1A, Cl E
7.530%, 04/10/25 (B)(D)	12,500,000	12,062,500
JFIN MM CLO, Ser 2015-2A, Cl E
8.023%, 10/19/26 (B)(D)	9,375,000	9,375,000
JFIN Revolver CLO, Ser 2013-1A, Cl B
3.030%, 01/20/21 (B)(D)	4,000,000	4,000,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited) (continued)

March 31, 2017

Description	Par Value	Fair Value
JFIN Revolver CLO, Ser 2014-2A, Cl C
3.802%, 02/20/22 (B)(D)	$4,500,000	$4,500,000
KVK CLO, Ser 2012-2A, Cl SUB
02/10/25 (B)(C)(E)	33,573,000	3,693,030
Lockwood Grove CLO, Ser 2014-1A
8.788%, 04/25/25	15,000,000	15,112,500
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/24 (B)(C)	25,988,000	20,140,700
MidOcean Credit CLO I, Ser 2016-1A, Cl BR
4.422%, 01/15/24 (B)(D)	8,000,000	8,013,760
MidOcean Credit CLO I, Ser 2016-1A, Cl CR
5.572%, 01/15/24 (B)(D)	7,000,000	7,029,400
MidOcean Credit CLO I, Ser 2016-1A, Cl DR
9.310%, 01/15/24 (B)(D)	3,800,000	3,822,268
Monroe Capital MML CLO, Ser 2016-1A, Cl E
10.041%, 07/22/28 (B)(D)	10,000,000	10,000,000
Nelder Grove CLO, Ser 2017-1A, Cl D1R
5.100%, 08/28/26 (B)(D)	3,000,000	3,000,000
Nelder Grove CLO, Ser 2017-1A, Cl ER
7.700%, 08/28/26 (B)(D)	9,000,000	9,000,000
Neuberger Berman CLO, Ser 2016-22A, Cl SUB (C)	26,625,000	21,300,000
Neuberger Berman CLO, Ser 2016-22A, Cl SUBF (C)	818,231	670,949
Neuberger Berman CLO, Ser 2017-24A, Cl SUB
04/19/30 (B)(C)	15,000,000	13,200,000
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
01/23/24 (B)(C)	4,274,000	1,367,680
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/25 (B)(C)	18,151,850	9,983,518
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
04/15/26 (B)(C)	1,995,000	618,450
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SUB
04/15/26 (B)(C)	29,925,000	14,812,875
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SFN
08/04/25 (B)(C)	341,579	127,238
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
08/04/25 (B)(C)	5,900,000	3,569,500
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
7.138%, 07/25/25 (B)(D)	15,000,000	13,762,800
NewStar Berkeley Fund CLO, Ser 2015-1A, Cl D
6.530%, 01/20/27 (B)(D)	3,625,000	3,632,141
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl D
5.982%, 10/25/28	1,666,000	1,666,000
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
8.632%, 10/25/28	23,142,000	23,307,928
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB (C)	32,718,000	31,082,100
NewStar Clarendon Fund CLO, Ser 2014-1A, Cl E
7.088%, 01/25/27 (B)(D)	23,726,000	22,607,319
OCP CLO, Ser 2012-2A, Cl SUB
11/22/23 (B)(C)	18,445,000	9,683,625
OCP CLO, Ser 2016-2A, Cl ER
9.350%, 11/22/25 (B)(D)	14,000,000	13,963,600
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (B)(C)	23,850,000	8,824,500
TCP Waterman CLO, Ser 2016-1A, Cl B
4.581%, 12/15/28	6,000,000	6,036,000
TIAA Churchill Middle Market CLO I, Ser 2016-1A, Cl E
8.801%, 10/18/28 (B)(D)	5,500,000	5,377,900
Trinitas CLO V, Ser 2016-5A, Cl D
5.448%, 10/25/28 (B)(D)	8,500,000	8,500,000
Trinitas CLO V, Ser 2016-5A, Cl E
8.438%, 10/25/28 (B)(D)	4,000,000	4,000,000

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited) (continued)

March 31, 2017

Description	Par Value/Shares	Fair Value
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/16 (B)(C)	$6,500,000	$1,300,000
Venture CDO
01/15/28 (C)	8,082,000	6,384,780
Venture CDO, Ser 2016-15A, Cl ER
8.133%, 07/15/28	7,348,000	7,292,890
Venture CDO, Ser 2016-24A
10/20/28 (C)	27,560,000	27,284,400
Venture CDO, Ser 2016-25A
5.210%, 04/20/29	3,375,000	3,391,875
Venture CDO, Ser 2016-25A, Cl E
8.200%, 04/20/29 (B)(D)	14,250,000	14,463,750
Venture X CDO, Ser 2012-10A, Cl SUB
07/20/22 (B)(C)	16,562,000	9,440,340
Venture XIV CDO, Ser 2013-14A, Cl SFN
08/28/25 (B)(C)	1,338,889	602,500
Venture XXII CDO, Ser 2016-22A, Cl F
8.872%, 01/15/28 (B)(D)	5,700,000	5,614,500
Venture XXVI CLO, Ser 2017-26A, Cl D
5.286%, 01/20/29 (B)(D)	6,381,250	6,421,133
Venture XXVI CLO, Ser 2017-26A, Cl E
7.836%, 01/20/29 (B)(D)	6,790,000	6,806,975
Venture XXVI CLO, Ser 2017-26A, Cl SUB (C)	14,035,000	13,122,725
Woodmont Trust, Ser 2017-1A, Cl C
4.788%, 04/18/29 (B)(D)	13,950,000	13,956,975
Woodmont Trust, Ser 2017-1A, Cl D
6.088%, 04/18/29	7,500,000	7,299,750
Zohar CDO, Ser 2007-3A, Cl A2
1.702%, 04/15/19 (B)(D)	90,000,000	18,225,000
Zohar CDO, Ser 2007-3A, Cl A3
1.902%, 04/15/19 (B)(D)	56,000,000	5,600,000

		1,337,106,118

UNITED STATES — 7.7%
Cerberus Onshore II CLO, Ser 2014-1A, Cl E
5.473%, 10/15/23 (B)(D)	22,500,000	22,500,000
Fortress Credit Opportunities CLO, Ser 2014-3A, Cl E
7.259%, 04/28/26 (B)(D)	13,000,000	12,450,100
Ivy Hill IV
07/03/21 (C)(E)	85,000,000	80,750,001
NXT Capital CLO, Ser 2012-1A, Cl E
8.530%, 07/20/22 (B)(D)	10,286,000	10,287,337
TCW CLO, Ser 2017-1 (C)	10,500,000	10,500,000

		136,487,438

Total Asset-Backed Securities (Cost $1,587,684,396)		1,648,148,729

CASH EQUIVALENT (F) (G) — 8.1%

UNITED STATES — 8.1%
SEI Daily Income Trust Government Fund, Cl F, 0.530%	142,533,501	142,533,501

Total Cash Equivalent (Cost $142,533,501)		142,533,501

Total Investments — 101.6% (Cost $1,730,217,897) (H)		$1,790,682,230

Percentages based on Limited Partners’ Capital of $1,762,485,390.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited) (concluded)

March 31, 2017

Transactions with affiliated funds during the period ended March 31, 2017 are as follows:

	Value of Shares Held as of 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Value of Shares Held as of 03/31/2017	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$103,153,532	$147,961,678	$108,581,709	$—	$142,533,501	$167,994

CDO — Collateralized Debt Obligation
Cl — Class
CLO — Collateralized Loan Obligation
L.P. — Limited Partnership

Ser — Series

(A)	Securities considered illiquid. The total value of such securities as of March 31, 2017 was $1,648,148,729 and represented 93.5% of Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At March 31, 2017, the market value of Rule 144A positions amounted to $1,155,016,376 or 65.5% of Limited Partners’ Capital.
(C)	Represents equity / residual tranche investments in which estimated effective yields are applied.
(D)	Variable rate security. The rate reported is the rate in effect as of March 31, 2017.
(E)	Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of March 31, 2017 was $84,443,031 and represented 4.8% of Limited Partners’ Capital.
(F)	Rate shown is the 7-day effective yield as of March 31, 2017.
(G)	Investment in affiliated security.
(H)	The aggregate cost of investments for tax purposes was $1,730,217,897. Net unrealized appreciation on investments for tax purposes was $60,464,333 consisting of $200,510,452 gross unrealized appreciation and $(140,046,119) of gross unrealized depreciation.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

The following table summarizes the Fund’s investment categorized in the disclosure hierarchy:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,648,148,729	$1,648,148,729
Cash Equivalent	142,533,501	—	—	142,533,501

Total Investments in Securities	$142,533,501	$—	$1,648,148,729	$1,790,682,230

(1)	Of the $1,648,148,729 in Level 3 securities as of March 31, 2017, $1,563,705,698 were valued via dealer quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2017	$1,573,232,320
Accrued discounts/premiums	1,104,480
Realized gain/(loss)	43,224,766
Change in unrealized appreciation/(depreciation)	15,813,281
Proceeds from Sales	(145,894,423)
Purchases	160,668,305

Ending balance as of March 31, 2017	$1,648,148,729

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$42,695,875

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as “— ” are $0 or have been rounded to $0.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: May 30, 2017

By (Signature and Title)	/s/ Jim Hoffmayer
Jim Hoffmayer, Treasurer

Date: May 30, 2017